united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22483

Copeland Trust

(Exact name of registrant as specified in charter)

161 Washington St., Suite #1325, Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30/17

Date of reporting period: 08/31/17

Item 1. Schedule of Investments.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2017
Shares	Security		Market Value

	COMMON STOCK - 100.0%
	AEROSPACE & DEFENSE - 7.4%
12,714	Boeing Co.		$ 3,047,037
29,977	Harris Corp.		3,684,173
35,392	HEICO Corp.		3,035,572
9,149	Lockheed Martin Corp.		2,794,013
			12,560,795
	BANKS - 5.0%
72,988	Bank of the Ozarks, Inc.		3,135,564
84,092	Home BancShares, Inc.		1,960,185
60,985	SunTrust Banks, Inc.		3,360,274
			8,456,023
	BEVERAGES - 1.9%
35,802	Dr Pepper Snapple Group, Inc.		3,259,772

	BIOTECHNOLOGY - 2.1%
20,132	Amgen, Inc.		3,578,866

	CHEMICALS - 3.9%
17,053	International Flavors & Fragrances, Inc.		2,333,703
3,355	NewMarket Corp.		1,404,101
8,757	Sherwin-Williams Co.		2,909,240
			6,647,044
	COMMERCIAL SERVICES - 5.6%
16,278	Ecolab, Inc.		2,169,857
19,793	Equifax, Inc.		2,819,909
14,994	MarketAxess Holdings, Inc.		2,893,092
40,662	Nielsen Holdings PLC		1,579,719
			9,462,577
	COMPUTERS - 2.1%
22,090	Apple, Inc.		3,622,760

	DISTRIBUTION/WHOLESALE - 2.4%
56,166	Core-Mark Holding Co, Inc.		1,519,852
24,873	Pool Corp.		2,479,589
			3,999,441
	DIVERSIFIED FINANCIAL SERVICES - 6.9%
16,229	Ameriprise Financial, Inc.		2,247,879
4,818	BlackRock, Inc.		2,018,790
56,155	Discover Financial Services		3,310,337
39,402	Visa, Inc.		4,078,895
			11,655,901
	ELECTRIC - 3.4%
262,255	Algonquin Power & Utilities Corp.		2,845,467
19,128	NextEra Energy, Inc.		2,878,955
			5,724,422
	ELECTRONICS - 1.1%
22,549	Amphenol Corp.		1,825,116

	ENVIRONMRNTAL CONTROL - 1.9%
50,776	Waste Connections, Inc.		3,386,251

	FOOD - 2.1%
63,309	Hormel Foods Corp.		1,946,119
17,843	McCormick & Co., Inc.		1,697,405
			3,643,524

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017
Shares	Security		Market Value

	GAS - 1.6%
55,026	UGI Corp.		$ 2,718,835

	HAND/MACHINE TOOLS - 1.1%
12,750	Snap-on, Inc.		1,881,517

	HEALTHCARE PRODUCTS - 2.1%
43,324	Medtronic PLC		3,492,781

	HEALTHCARE SERVICES - 4.7%
32,807	Quest Diagnostics, Inc.		3,554,638
22,350	UnitedHealth Group, Inc.		4,445,415
			8,000,053
	HOUSEHOLD PRODUCTS/WARES - 2.1%
71,438	Church & Dwight Co, Inc.		3,584,044

	INSURANCE - 2.4%
44,777	Allstate Corp.		4,052,318

	INTERNET - 1.0%
11,546	Expedia, Inc.		1,712,965

	LODGING - 1.4%
24,957	Wyndham Worldwide Corp.		2,487,714

	MACHINERY DIVERSIFIED - 1.2%
19,112	Nordson Corp.		2,088,942

	MEDIA - 4.2%
87,570	Comcast Corp.		3,556,218
10,638	FactSet Research Systems, Inc.		1,672,081
19,255	Walt Disney Co.		1,948,606
			7,176,905
	PHARMACEUTICALS - 3.3%
30,209	AmerisourceBergen Corp.		2,424,272
50,846	Zoetis, Inc.		3,188,044
			5,612,316
	REAL ESTATE INVESTMENT TRUSTS - 2.0%
23,523	American Tower Corp.		3,482,580

	RETAIL - 11.7%
26,941	Casey's General Stores, Inc.		2,840,120
20,401	Costco Wholesale Corp.		3,197,653
30,684	CVS Health Corp.		2,373,101
24,180	Home Depot, Inc.		3,623,857
48,371	Ross Stores, Inc.		2,827,285
57,708	Starbucks Corp.		3,165,861
24,913	TJX Cos, Inc.		1,801,210
			19,829,087
Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017
Shares	Security		Market Value

	SEMICONDUCTORS - 4.0%
13,733	Broadcom Ltd.		$ 3,461,677
40,247	Texas Instruments, Inc.		3,333,257
			6,794,934
	SOFTWARE - 7.8%
22,796	Broadridge Financial Solutions, Inc.		1,781,051
28,080	Intuit, Inc.		3,971,916
30,473	Jack Henry & Associates, Inc.		3,140,852
33,288	j2 Global, Inc.		2,505,921
15,998	MSCI, Inc.		1,833,531
			13,233,271
	TELECOMMUNICATIONS - 2.0%
38,213	Motorola Solutions, Inc.		3,367,330

	TRANSPORTATION - 1.6%
33,377	Canadian National Railway Co.		2,703,203

	TOTAL COMMON STOCK (Cost - $149,545,394)		170,041,287

	TOTAL INVESTMENTS - 100.0% (Cost - $149,545,394) (a)		$ 170,041,287
	LIABILITIES IN EXCESS OF OTHER ASSETS- 0.0%		(97,438)
	NET ASSETS - 100.0%		$ 169,943,849

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $150,295,425 and differs from market value by net unrealized appreciation (depreciation) of:
		Unrealized appreciation:	$ 22,252,763
		Unrealized depreciation:	(2,506,901)
		Net unrealized appreciation:	$ 19,745,862

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2017
Shares	Security	Market Value

	COMMON STOCK - 97.9%
	AEROSPACE/DEFENSE - 1.6%
2,921	Safran SA	$ 283,261

	AGRICULTURE - 3.0%
4,643	British American Tobacco PLC	288,635
2,158	Philip Morris International, Inc.	252,335
		540,970
	APPAREL - 4.2%
1,815	adidas AG	407,106
12,358	Moncler SpA	351,174
		758,280
	AUTO PARTS & EQUIPMENT - 1.7%
271	Georg Fischer AG *	311,707

	BANKS - 9.5%
4,232	BNP Paribas SA	321,332
9,841	Danske Bank A/S	382,299
18,468	DNB ASA	359,713
488,082	Lloyds Banking Group PLC	400,908
5,206	Toronto-Dominion Bank	278,456
		1,742,708
	CHEMICALS - 1.5%
4,788	Fuchs Petrolub SE	266,220

	COMMERCIAL SERVICES - 3.7%
7,421	Nielsen Holdings PLC	288,306
17,969	RELX PLC	391,530
		679,836
	COMPUTERS - 2.7%
2,501	Ingenico Group SA	247,769
5,700	SCSK Corp. *	246,845
		494,614
	COSMETICS/PERSONAL CARE - 1.5%
4,400	Kao Corp.	274,757

	DISTRIBUTION/WHOLESALE - 0.9%
2,850	Ferguson PLC	169,123

	DIVERSIFIED FINANCIAL SERVICES - 5.0%
14,972	Close Brothers Group PLC	298,267
9,250	Intrum Justitia AB *	301,392
19,396	ORIX Corp.	310,505
		910,164
	ELECTRIC - 1.5%
25,271	Algonquin Power & Utilities Corp.	273,118

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
2,856	Nidec Corp.	323,554

	ENTERTAINMENT - 2.1%
14,679	Aristocrat Leisure Ltd.	246,616
1,640	Paddy Power Betfair PLC	144,284
		390,900
	FOOD - 1.6%
3,180	Kerry Group PLC	295,444

	FOOD SERVICES - 2.0%
17,146	Compass Group PLC	365,358

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017
Shares	Security	Market Value

	GAS - 2.3%
77,400	China Gas Holdings Ltd	$ 195,761
3,392	Rubis SCA *	220,186
		415,947
	HEALTHCARE-PRODUCTS - 1.0%
21,822	Fisher & Paykel Healthcare Corp. Ltd.	184,277

	HEALTHCARE-SERVICES - 1.6%
3,460	Fresenius SE & Co. KGaA	293,285

	HOME BUILDERS - 1.5%
14,500	Sekisui Chemical Co. Ltd.	270,439

	HOUSEHOLD PRODUCTS - 1.6%
2,153	Henkel AG & Co. KGaA	288,278

	INSURANCE - 3.7%
48,500	AIA Group Ltd.	373,504
7,377	Tokio Marine Holdings, Inc.	293,418
		666,922
	INTERNET - 1.8%
7,955	Tencent Holdings Ltd.	334,714

	MACHINERY-CONSTRUCTION & MINING - 1.0%
8,125	Modec, Inc.	180,306

	MACHINERY-DIVERSIFIED - 1.7%
4,362	Spirax-Sarco Engineering PLC	316,140

	MEDIA - 1.1%
5,290	Quebecor, Inc.	201,642

	OIL & GAS - 2.9%
3,870	DCC PLC	351,609
5,941	Suncor Energy, Inc.	185,421
		537,030
	PACKAGING & CONTAINERS - 2.9%
5,242	CCL Industries, Inc.	242,209
7,550	Huhtamaki OYJ	293,419
		535,628
	PHARMACEUTICALS - 6.8%
2,888	Merck KGaA	317,092
7,388	Novo Nordisk A/S - ADR	351,816
1,029	Roche Holding AG	260,881
5,878	Shionogi & Co. Ltd.	310,238
		1,240,027
	PIPELINES - 1.0%
4,377	Enbridge, Inc.	174,277

	REAL ESTATE - 3.7%
20,702	Hufvudstaden AB	367,501
2,971	LEG Immobilien AG	300,145
		667,646
	RETAIL - 8.6%
6,603	Alimentation Couche-Tard, Inc.	314,047
1,849	Dollarama, Inc.	181,501
56,920	JD Sports Fashion PLC	237,526
2,200	Nitori Holdings Co Ltd.	339,629
3,700	Seria Co Ltd. *	202,863
7,012	Sundrug Co. Ltd.	290,467
		1,566,033

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017
Shares	Security	Market Value

	SEMICONDUCTORS - 2.1%
1,496	Broadcom Ltd.	$ 377,097

	SOFTWARE - 3.0%
2,544	Dassault Systemes	250,256
2,947	Temenos Group AG	290,394
		540,650
	STORAGE/WAREHOUSING - 1.6%
55,284	Safestore Holdings PLC	295,012

	TELECOMMUNICATIONS - 2.3%
135,000	HKT Trust & HKT Ltd.	174,217
9,000	KDDI Corp.	242,529
		416,746
	TRANSPORTATION - 1.4%
3,279	Canadian National Railway Co.	264,726

	TOTAL COMMON STOCK (Cost - $16,267,899)	17,846,836

	TOTAL INVESTMENTS - 97.9% (Cost - $16,267,899) (a)	$ 17,846,836
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%	413,679
	NET ASSETS - 100.00%	$ 18,260,515

ADR - American Depositary Receipt.
* Non-Income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,340,349 and differs from market value by net unrealized appreciation (depreciation) of:
	Unrealized appreciation:	$ 1,832,325
	Unrealized depreciation:	(325,838)
	Net unrealized appreciation:	$ 1,506,487

Copeland SMID Cap Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2017
Shares	Security	Market Value

	COMMON STOCK - 100.7%
	AEROSPACE/DEFENSE - 4.4%
92	Harris Corp.	$ 11,307
154	HEICO Corp.	13,209
		24,516
	APPAREL - 1.4%
321	Hanesbrands, Inc.	7,787

	BANKS - 6.1%
203	Bank of the Ozarks, Inc.	8,721
383	Home BancShares, Inc.	8,928
150	Prosperity Bancshares, Inc.	8,963
90	South State Corp.	7,402
		34,014
	CHEMICALS - 3.8%
53	International Flavors & Fragrances, Inc.	7,253
17	NewMarket Corp.	7,115
48	Quaker Chemical Corp.	6,683
		21,051
	COMMERCIAL SERVICES - 8.8%
60	Equifax, Inc.	8,548
172	Healthcare Services Group, Inc.	8,806
43	MarketAxess Holdings, Inc.	8,297
164	Nielsen Holdings PLC	6,371
251	Ritchie Bros Auctioneers, Inc.	7,465
261	Service Corp International	9,224
		48,711
	DISTRIBUTION/WHOLESALE - 2.6%
236	Core-Mark Holding Co., Inc.	6,386
82	Pool Corp.	8,175
		14,561
	DIVERSIFIED FINANCIAL SERVICES - 4.3%
70	Ameriprise Financial Inc	9,696
120	Evercore Partners Inc	9,054
125	Lazard Ltd	5,361
		24,111
	ELECTRIC - 2.9%
732	Algonquin Power & Utilities Corp.	7,942
444	NRG Yield, Inc.	8,214
		16,156
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
64	Littelfuse, Inc.	11,914

	ENVIRONMENTAL CONTROL - 2.5%
205	Waste Connections, Inc.	13,671

	FOOD - 3.2%
132	Calavo Growers, Inc.	8,864
68	J&J Snack Foods Corp.	8,669
		17,533

Copeland SMID Cap Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017
Shares	Security	Market Value

	HAND/MACHINE TOOLS - 1.4%
53	Snap-on, Inc.	$ 7,821

	HEALTHCARE-PRODUCTS - 4.3%
138	Abaxis Inc	6,378
103	ResMed Inc	7,991
107	STERIS PLC	9,326
		23,695
	HEALTHCARE-SERVICES - 6.9%
59	Chemed Corp.	11,640
431	Ensign Group, Inc.	8,853
200	HealthSouth Corp.	9,150
82	Quest Diagnostics, Inc.	8,885
		38,528
	HOME BUILDERS - 1.6%
84	Thor Industries, Inc.	9,126

	HOUSEHOLD PRODUCTS - 1.7%
184	Church & Dwight Co., Inc.	9,231

	INTERNET - 1.6%
60	Expedia, Inc.	8,902

	LODGING - 1.7%
96	Wyndham Worldwide Corp.	9,569

	MACHINERY-CONSTRUCTION & MINING - 1.3%
137	BWX Technologies, Inc.	7,497

	MACHINERY-DIVERSIFIED - 5.2%
101	Cognex Corp	11,006
78	Nordson Corp	8,525
57	Rockwell Automation Inc	9,351
		28,882
	MEDIA - 2.3%
45	FactSet Research Systems Inc	7,073
66	Scripps Networks Interactive Inc	5,653
		12,726
	PHARMACEUTICALS - 1.3%
89	AmerisourceBergen Corp	7,142

	PIPELINES - 1.6%
211	Energy Transfer Partners LP	4,011
97	Phillips 66 Partners LP	4,635
		8,646
	PRIVATE EQUITY - 1.4%
405	Kennedy-Wilson Holdings, Inc.	7,817

	REAL ESTATE - 4.2%
114	DuPont Fabros Technology, Inc.	7,337
425	Retail Opportunity Investments Corp.	8,432
132	Ryman Hospitality Properties, Inc.	7,843
		23,612

Copeland SMID Cap Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017
Shares	Security	Market Value

	RETAIL - 5.4%
66	Casey's General Stores, Inc.	$ 6,958
76	Lithia Motors, Inc.	8,208
124	Papa John's International, Inc.	9,274
93	Tractor Supply Co.	5,534
		29,974
	SEMICONDUCTORS - 3.1%
116	Power Integrations, Inc.	8,451
131	Xilinx, Inc.	8,654
		17,105
	SOFTWARE - 7.3%
107	Broadridge Financial Solutions, Inc.	8,360
126	j2 Global, Inc.	9,485
103	Jack Henry & Associates, Inc.	10,616
104	MSCI, Inc.	11,919
		40,380
	TELECOMMUNICATIONS - 2.1%
130	Motorola Solutions, Inc.	11,456

	TRANSPORTATION - 1.5%
105	Ryder System, Inc.	8,148

	WATER - 2.7%
192	American States Water Co.	9,466
70	American Water Works Co., Inc.	5,663
		15,129

	TOTAL COMMON STOCK (Cost - $549,527)	559,411

	TOTAL INVESTMENTS - 100.7% (Cost - $549,527) (a)	$ 559,411
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7) %	(3,827)
	NET ASSETS - 100.00%	$ 555,584

LP - Limited Partnership
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $549,527 and differs from market value by net unrealized appreciation (depreciation) of:
	Unrealized appreciation:	$ 34,929
	Unrealized depreciation:	(25,045)
	Net unrealized depreciation:	$ 9,884

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the last mean on the primary exchange. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. (The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.)

Securities in which the International Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). In order to capture the developments that occur between the close of the foreign markets and 4:00 p.m. ET, the International Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. The assets valued at fair value are reflected as level 2 assets in the table above.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund's assets carried at fair value:

Copeland Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 170,041,287	$ -	$ -	$ 170,041,287
Short-Term Investment	-	-	-	-
Total	$ 170,041,287	$ -	$ -	$ 170,041,287

Copeland International Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 3,384,951	$ 14,461,885	$ -	$ 17,846,836
Short-Term Investment	-	-	-	-
Total	$ 3,384,951	$ 14,461,885	$ -	$ 17,846,836

Copeland SMID Cap Dividend Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 559,411	$ -	$ -	$ 559,411
Short-Term Investment	$ -	$ -	$ -	$ -
Total	$ 559,411	$ -	$ -	$ 559,411

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017

* See each Fund's Portfolio of Investments for industry classification.
The Funds did not hold any level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Funds' policy to record transfers in to or out of any Level at the end of the reporting period.

Foreign Currency – TThe accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Copeland Trust

By (Signature and Title)

/s/ Steven J. Adams

Steven J. Adams, Vice President, Treasurer and Principal Financial Officer

Date 10/30/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Steven J. Adams

Steven J. Adams, Vice President, Treasurer and Principal Financial Officer

Date 10/30/2017

By (Signature and Title)

/s/ Mark W. Giovanniello

Mark W. Giovanniello, Principal Executive Officer

Date 10/30/2017